Note 46	6 Months Ended
Jun. 30, 2023
Additional information [abstract]
Disclosure of additional information [text block]	Subsequent events
On July 21, 2023, and once the prior consent from the Regulator has been obtained, BBVA hereby announced its irrevocable decision to early redeem on September 24, 2023 the issuance of preferred securities contingently convertible into ordinary shares of BBVA, carried out by BBVA on September 24, 2018 for a total amount of € 1,000 million.
BBVA requested on July 27, 2023 to the European Central Bank the correspondent supervisory authorization in order to carry out a buyback program of BBVA shares up to €1,000 million. Its execution, if the authorization requested is finally granted, would be subject to the adoption of the correspondent corporate resolutions and to the communication of the specific terms and conditions of the share buyback program before its execution. This share buyback program would be considered to be an extraordinary shareholder distribution and is therefore not included in the scope of the ordinary distribution policy (see Note 4).
From July 1, 2023 to the date of preparation of these Consolidated Financial Statements, no other subsequent event requiring disclosure in these Consolidated Financial Statements has taken place that significantly affect the Group’s earnings or its consolidated equity position.